Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Summary of stock option activity

Stock options outstanding under the 2024 Plan were as follows (in thousands, except per share amounts and years):

			Weighted
			Average
	Number of	Weighted-	Remaining
	Options	Average	Contractual Life	Aggregated
	Outstanding	Exercise Price	(in Years)	Intrinsic Value
Balance as of December 31, 2023	3,579	$0.02	5.5	$4,405
Reverse recapitalization	(2,911)	0.09	—	—
Balance as of December 31, 2023(1)	668	0.11	5.5	4,405
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Balance as of March 31, 2024	668	$0.11	5.3	$5,543
Vested as of March 31, 2024	667	$0.11	5.3	$5,532
Exercisable as of March 31, 2024	634	$0.11	5.1	$5,256
(1)	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (see Note 3).

		Options Outstanding
				Weighted
		Number of		Average
	Shares	Stock	Weighted-	Remaining
	Available	Options	Average	Contractual Life
	for Grant	Outstanding	Exercise Price	(Years)
Balances as of January 1, 2022	1,679,763	8,194,822	$0.02	6.1
Granted	(105,000)	105,000	0.02
Exercised	—	(2,459,014)	0.02
Cancelled	1,066,916	(1,066,916)	0.02
Balances as of December 31, 2022	2,641,679	4,773,892	0.02	5.1
RSUs granted	(2,099,970)	—	—
Exercised	—	(1,130,481)	0.02
Cancelled	64,117	(64,117)	0.02
Balances as of December 31, 2023	605,826	3,579,294	0.02	5.5
Vested as of December 31, 2023		3,311,859	$0.02	5.3
Vested and expected to be vest as of December 31, 2023		3,569,024	$0.02	5.5

Summary of assumptions used to calculate fair value of employee stock options

2022
Estimated term (in years)	5.8
Risk-free interest rate	1.85%
Expected volatility	65%
Expected dividend yield	0%

Summary of RSUs activity

RSUs outstanding under the 2024 Plan were as follows (in thousands, except per share amounts):

		Weighted
	Number of RSUs	Average Grant
	Outstanding	Date Fair Value
Balance as of December 31, 2023	2,100	$1.15
Reverse recapitalization	(1,708)	5.01
Balances as of December 31, 2023(1)	392	$6.16
Granted	—	—
Vested	—	—
Cancelled	—	—
Balance as of March 31, 2024	392	$6.16
(1)	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (see Note 3).

Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Nonvested, outstanding at December 31, 2022	—	$—
Granted	2,099,970	1.15
Vested	—	—
Cancelled	—	—
Nonvested, outstanding at December 31, 2023	2,099,970	$1.15